UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2008
                                                   -----------------

Check here if Amendment ; Amendment Number:        ________________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
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Address:       c/o The Carlyle Group
               ----------------------------------------
               1001 Pennsylvania Avenue, NW
               ----------------------------------------
               Suite 220 S.
               ----------------------------------------
               Washington, DC  20004-2505
               ----------------------------------------

Form 13F File Number:  28-    12410
                              ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello               Washington, DC         May 15, 2008
----------------------------------  ------------------     ----------------
          Signature                     City, State             Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name

   28-  ______________________       _____________________________________

                        -------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                                ---------------------------

Form 13F Information Table Entry Total:         4
                                                ---------------------------

Form 13F Information Table Value Total:         $24,463
                                                ---------------------------
                                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number    Name

     1          28-12429                Carlyle Investment Management L.L.C.
    ---            -----------------    -------------------------------------


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
                                                     FORM 13-F INFORMATION TABLE

COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4             COLUMN 5          COLUMN 6     COLUMN 7           COLUMN 8
-------------------  --------   --------  --------   -----------------------  -------------   --------  ---------------------------
                      TITLE                 VALUE    SHRS OR     SH/    PUT/    INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER       OF CLASS   CUSIP     (x$1000)   PRN AMT     PRN    CALL    DISCRETION    MANAGERS  SOLE      SHARED       NONE
-------------------  --------   --------  --------   ---------- -----  -----  -------------   --------  ------  ----------  -------
Varsity Group Inc      Com      922281100   $250     1,252,628   SH      --   Shared-Defined      1             1,252,628

Blackboard Inc         Com      091935502   $22,100  663,059     SH      --   Shared-Defined      1             663,059

Nexstar Broadcasting   CL A     65336K103   $236     40,000      SH      --   Shared-Defined      1             40,000
Group I

Clearwire Corp         CL A     185385309   $1,877   126,750     SH      --   Shared-Defined      1             126,750

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